Business segment information (Details 1) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Net other income:
Net other income - business segment		$ 10,461	$ 26,828	$ 36,103
Reversal of provision (provision) for losses on off-balance sheet credit risk		(381)	4,046	4,448
Recoveries, net of impairment of assets		108	0	(57)
Gain on sale of premises and equipment	5,600	0	5,626	0
Net other income - consolidated financial statements		$ 10,188	$ 36,500	$ 40,494